Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Revenues	[1]	$ 54,277	$ 52,204
Expenses
Purchased product, transportation and blending	[1]	36,641	34,856
Operating		6,841	6,352
(Gain) Loss on Risk Management		58	61
Depreciation, Depletion, Amortization and Exploration Expense	[1]	4,940	4,686
(Income) Loss From Equity-Accounted Affiliates		(66)	(51)
General and Administrative		794	688
Finance Costs, Net	[1]	514	538
Integration, Transaction and Other Costs		166	85
Foreign Exchange (Gain) Loss, Net		462	(67)
(Gain) Loss on Divestiture of Assets	[1]	(119)	20
Re-measurement of Contingent Payments		30	59
Other (Income) Loss, Net		(55)	(63)
Earnings (Loss) Before Income Tax		4,071	5,040
Income Tax Expense (Recovery)		929	931
Net Earnings (Loss)		3,142	4,109
Items That Will not be Reclassified to Profit or Loss:
Actuarial Gain (Loss) Relating to Pension and Other Post-Employment Benefits		14	(44)
Change in the fair value of equity instruments at FVOCI	[2]	71	56
Items That may be Reclassified to Profit or Loss:
Foreign Currency Translation Adjustment		1,020	(274)
Total Other Comprehensive Income (Loss), Net of Tax		1,105	(262)
Comprehensive Income (Loss)		$ 4,247	$ 3,847
Net Earnings (Loss) Per Common Share ($)
Net Earnings (Loss) Per Share — Basic (in CAD per share)		$ 1.68	$ 2.15
Net Earnings (Loss) Per Share — Diluted (in CAD per share)		$ 1.67	$ 2.09

[1]	(1)Revised presentation as of January 1, 2024. See Note 4.
[2]	Fair value through other comprehensive income (loss) (“FVOCI”).